Earnings per Share ("EPS") (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings per Share ("EPS") [Abstract]
Net loss	$ (51,796,181)	$ (16,953,032)	$ (17,557,125)
Less: Net loss attributable to non-vested share awards	832,333	351,877	444,326
Net loss attributable to common shareholders	$ (50,963,848)	$ (16,601,155)	$ (17,112,799)
Denominators
Weighted average common shares outstanding, basic and diluted	23,326,062	12,639,128	6,035,910
Net loss per common share:
Net loss per common share, basic and diluted	$ (2.18)	$ (1.31)	$ (2.84)